ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 3, 2025

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectus for each series of the Trust identified in Exhibit A below, each dated March 31, 2025, that would have been filed under Rule 497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 338 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on March 31, 2025 via EDGAR (Accession No. 0001398344-25-006329).

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

cc:	Adam C. Teufel, Esq.
Dechert LLP

Exhibit A

Funds

Prospectus:
Alerian Energy Infrastructure ETF
Alerian MLP ETF
ALPS Active REIT ETF
ALPS Active Equity Opportunities ETF
ALPS Clean Energy ETF
ALPS Disruptive Technologies ETF
ALPS Emerging Sector Dividend Dogs ETF
ALPS Intermediate Municipal Bond ETF
ALPS International Sector Dividend Dogs ETF
ALPS Medical Breakthroughs ETF
ALPS | O’Shares U.S. Quality Dividend ETF
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF
ALPS | O’Shares Global Internet Giants ETF
ALPS | O’Shares Europe Quality Dividend ETF
ALPS REIT Dividend Dogs ETF
ALPS Equal Sector Weight ETF
ALPS Sector Dividend Dogs ETF
ALPS | Smith Core Plus Bond ETF
Barron’s 400 ETF
Level Four Large Cap Growth Active ETF
RiverFront Dynamic Core Income ETF
RiverFront Dynamic US Dividend Advantage ETF
RiverFront Strategic Income Fund